Consolidated Statements Of Comprehensive Loss - Entity [Domain] - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenue	$ 6,318,533	$ 6,243,044	$ 6,246,884
Operating expenses:
Direct operating expenses (excludes depreciation and amortization)	2,540,950	2,565,020	2,504,529
Selling, general and administrative expenses (excludes depreciation and amortization)	1,680,623	1,638,928	1,660,289
Corporate expenses (excludes depreciation and amortization)	320,331	313,514	293,207
Depreciation and amortization	710,898	730,828	729,285
Impairment charges	24,176	16,970	37,651
Other operating income, net	40,031	22,998	48,127
Operating income	1,081,586	1,000,782	1,070,050
Interest expense	1,741,596	1,649,451	1,549,023
Gain (loss) on marketable securities	0	130,879	(4,580)
Equity in earnings (loss) of nonconsolidated affiliates	(9,416)	(77,696)	18,557
Loss on extinguishment of debt	(43,347)	(87,868)	(254,723)
Other income (expense), net	9,104	(21,980)	250
Loss before income taxes	(703,669)	(705,334)	(719,469)
Income tax benefit (expense)	(58,489)	121,817	308,279
Consolidated net loss	(762,158)	(583,517)	(411,190)
Less amount attributable to noncontrolling interest	31,603	23,366	13,289
Net loss attributable to the Company	(793,761)	(606,883)	(424,479)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	(121,878)	(33,001)	40,242
Unrealized gain (loss) on securities and derivatives:
Unrealized holding gain on marketable securities	327	16,576	23,103
Unrealized holding gain on cash flow derivatives	0	48,180	52,112
Other adjustments to comprehensive income (loss)	(11,438)	6,732	1,135
Reclassification adjustment for realized gain (loss) on securities included in net loss	3,317	(83,752)	2,045
Other comprehensive income (loss)	(129,672)	(45,265)	118,637
Comprehensive loss	(923,433)	(652,148)	(305,842)
Less amount attributable to noncontrolling interest	(21,080)	(2,476)	5,878
Comprehensive loss attributable to the Company	$ (902,353)	$ (649,672)	$ (311,720)
Net loss attributable to the Company per common share:
Basic	$ (9.46)	$ (7.31)	$ (5.23)
Weighted average common shares outstanding - basic	83,941	83,364	82,745
Diluted	$ (9.46)	$ (7.31)	$ (5.23)
Weighted average common shares outstanding - Diluted	83,941	83,364	82,745